RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Statement [Line Items]
General and administrative expenses	$ 32,203		$ 31,419
Fair value gain on financial instruments	273,437		245,442
Fair value losses (gains) on financial instruments, net	3,402		(1,192)
COVID-19 [member]
Statement [Line Items]
General and administrative expenses	$ 200		$ 0
Cross currency interest swaps 2021 and 2024
Statement [Line Items]
Fair value gain on financial instruments				$ 2.0
Fair value losses (gains) on financial instruments, net		$ 5.9